Condensed Statements of Operations and Comprehensive Income (Loss), Unaudited - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement of Comprehensive Income [Abstract]
Life and health premiums, net							$ (21)
Net investment income	$ 433	$ 170	$ 839	$ 310	762	517	376
Net realized investment (losses)	17		17		(17)
Other income	7	4	13	7	18	3,996	3,415
Total revenues	457	174	869	317	763	4,513	3,770
Benefits and expenses
Life and health insurance claims and benefits, net		1		1		2	(1)
Interest credited to policyholder account balances, net	20	(5)	34	(15)	(15)
Operating and other expenses	80	30	126	55	151	1,709	1,049
Total benefits and expenses	100	26	160	41	136	1,711	1,048
Income before income taxes	357	148	709	276	627	2,802	2,722
Income tax expense (benefit)	(22)	(13)	35	(86)	(182)	723	887
Net income	379	161	674	362	809	2,079	1,835
Change in unrealized gains (losses), net of tax expense (benefit) (2019 - $153, $295; 2018 - ($10), ($88); 2017 - $181; 2016 - ($53))	575	(37)	1,108	(332)	(188)	334	(98)
Reclassification adjustment for (gains) included in net income, net of tax (benefit) (2018 - ($14))					(52)
Other comprehensive income (loss)	575	(37)	1,108	(332)	(240)	334	(98)
Total comprehensive income	$ 954	$ 124	$ 1,782	$ 30	$ 569	$ 2,413	$ 1,737